Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2025
Taxation
Loss expiring in 2026		¥ 175,107
Loss expiring in 2027		200,571
Loss expiring in 2028		437,989
Loss expiring after 2028		4,444,316
Total		¥ 5,257,983
Minimum
Taxation
Expiration year for tax losses, term (in years)	5 years
Maximum
Taxation
Expiration year for tax losses, term (in years)	10 years